Segment Reporting (Details) - Schedule of total revenues by product categories - USD ($)	12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2020
Sales of TCMD products:
Sub-total of TCMD products sales	$ 23,988,177	$ 29,559,286	$ 18,374,751
Sales of third-party products
Subtotal of third-party products sales	16,154,974	18,422,745	12,329,209
Total revenue	40,143,151	47,982,031	30,703,960
Medicinal liquor products [Member]
Sales of TCMD products:
Sub-total of TCMD products sales	1,095,336	1,951,679	1,616,080
Other chronic condition treatment products [Member]
Sales of TCMD products:
Sub-total of TCMD products sales	19,140,419	22,978,001	14,059,403
Cold and flu medicines [Member]
Sales of TCMD products:
Sub-total of TCMD products sales	3,752,422	4,629,606	2,699,268
Biochemical drugs [Member]
Sales of third-party products
Subtotal of third-party products sales	13,730,424	16,082,546	10,325,411
Traditional Chinese medicine pieces [Member]
Sales of third-party products
Subtotal of third-party products sales	30,202	20,705	47,097
Medical instruments [Member]
Sales of third-party products
Subtotal of third-party products sales	$ 2,394,348	2,318,536	1,950,238
Dietary supplements [Member]
Sales of third-party products
Subtotal of third-party products sales		$ 958	$ 6,463